Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income
Net income	€ 1,435,832	€ 1,438,500	€ 2,225,657
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	58,166
FVOCI equity investments	19,439
Actuarial gain (loss) on defined benefit pension plans	4,176	(99,613)	(28,070)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(3,517)	30,245	7,713
Total	78,264	(69,368)	(20,357)
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(1,359,397)	263,835	327,317
FVOCI debt securities	29,096
Gain (loss) related to cash flow hedges	(188)	(9,672)	24,895
Cost of hedging	2,967	(1,961)	(1,335)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(5,797)	2,674	(6,734)
Total	(1,333,319)	254,876	344,143
Other comprehensive income (loss), net of tax	(1,255,055)	185,508	323,786
Total comprehensive income	180,777	1,624,008	2,549,443
Comprehensive income attributable to noncontrolling interests	171,810	259,184	285,691
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ 8,967	€ 1,364,824	€ 2,263,752